SHARE CAPITAL (Narrative) (Details)	7 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Share $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) Share shares	May 31, 2019 shares
Disclosure of classes of share capital [abstract]
Number of shares issued | shares	39,739,047	39,739,047	44,035,569	44,035,569	35,114,048	35,114,048
Number of shares outstanding | shares	39,739,047	39,739,047	44,035,569	44,035,569	35,114,048	35,114,048	33,138,247
Number of shares issued in ATM | shares		282,700		3,148,765
ATM average share price | $ / shares		$ 10.58		$ 8.95
ATM gross proceeds | $		$ 3,000,000		$ 28,200,000
ATM aggregate commissions paid or payable to agents and other share issue costs | $		100,000		1,500,000
Proceeds from ATM, net of share issue costs | $		$ 2,864,210		$ 26,660,317		$ 0
Issuance of committed shares (shares) | shares				401,875
Acquisition of royalty and other interests (shares) | shares		2,195,262				359,695
Conversion on loan payable (shares) | shares		1,258,992		505,050
Number of shares issued during period for exercise of share purchase warrants | shares		724,170				959,698
Number of shares issued during period for vesting of RSU and exercise of stock options | shares		163,875		240,832		656,408
Percentage of maximum number of shares reserved for issuance under stock option plan				10.00%
Stock options granted | Share		420,000		500,000		600,000
Weighted average exercise price, Granted | $ / shares	$ 12.85		$ 11.73		$ 7.66
Fair value at measurement date, share options granted | $	$ 2,065,032	$ 2,065,032	$ 2,342,178	$ 2,342,178	$ 1,738,607	$ 1,738,607
Weighted average fair value per option granted | $	$ 4.92	4.92	$ 4.68	4.68	$ 2.90	2.90
Share-based payments expense | $		$ 1,066,094		$ 2,952,843		$ 1,068,013
Weighted average remaining life of stock options outstanding		3 years 3 days		2 years 6 months 18 days		3 years 2 months 15 days
Maximum number of restricted share units reserved for issuance | shares			800,000	800,000
Share-based payments expense vesting terms of RSUs granted | $		$ 566,038		$ 2,371,425		$ 496,739
Share-based payments expense of offsetting credit share capital | $		225,426		0		290,135
Share-based payments expense of offsetting credit reserves | $		$ 340,612		$ 2,371,425		$ 206,604